Acquisitions	12 Months Ended
Mar. 31, 2024
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Acquisitions
51	ACQUISITIONS
Fiscal Year Ended March 31, 2024
There were no material acquisitions that were accounted for as business combinations during the fiscal year ended March 31, 2024.
Fiscal Year Ended March 31, 2023
There were no material acquisitions that were accounted for as business combinations during the fiscal year ended March 31, 2023.

Fiscal Year Ended March 31, 2022
Fullerton India Credit Company Limited (currently SMFG India Credit Company Limited)
On November 30, 2021, the Group acquired a 74.9% equity interest in Fullerton India Credit Company Limited (“Fullerton India”), which became the Group’s subsidiary. Fullerton India has a pan-India
distribution network and offers unsecured loans against property to mainly small and medium-sized
enterprises and individual customers. This acquisition was made in order to gain a retail finance platform in India and further expand the Group’s business franchise in Asia.
The fair values of assets and liabilities of Fullerton India at the date of acquisition and the consideration paid were as follows:

At November 30, 2021
(In millions)
Assets:
Cash and deposits with banks	¥37,495
Loans and advances	306,413
All other assets	58,612

Total assets	¥402,520

Liabilities:
Borrowings	¥176,075
Debt securities in issue	135,445
All other liabilities	22,752

Total liabilities	¥334,272

Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable assets	(17,130)

Net assets acquired	51,118
Goodwill	179,197

Consideration	¥230,315

Consideration (1) :
Cash	¥230,315

Total	¥230,315

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥2,093

(1)
A contingent consideration was included in the contract, and payable upon a specific performance indicator of Fullerton India. As a result of estimating the indicator, the Group did not recognize the contingent consideration.

The fair value of the financial assets acquired included ¥306,413 million of loans and advances.
The gross contractual amounts receivable were ¥336,027 million, of which ¥30,273 million were expected to be uncollectible.
The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.
The revenue and profit or loss since the acquisition date to March 31, 2022 and pro forma financial information relating to Fullerton India were
immaterial to the consolidated financial statements.

The owner of
non-controlling
interests retained written put option on the share of Fullerton India. The Group remeasured the financial liability at the end of each reporting period based on the estimated present value of the redemption amount and any changes in the liability were recorded in profit or loss.
Cash consideration paid and cash acquired by obtaining control of the subsidiaries
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2022 were as follows:

For the fiscal year ended March 31, 2022
(In millions)
Cash consideration paid	¥(230,315)
Cash and cash equivalents transferred as a result of the acquisitions	14,621

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(215,694)

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥387,899 million and ¥334,272 million, respectively.